Other information - Schedule of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables And Accruals [Abstract]
Due to related parties (note 4)	$ 0	$ 1,386
Accrued interest	20,276	14,614
Accounts payable and other accrued liabilities	49,935	47,220
Accounts payable and accrued liabilities, Total	$ 70,211	$ 63,220